Penn Series Funds, Inc.

Supplement dated December 22, 2008 to the Prospectus dated May 1, 2008, as supplemented July 21, 2008, July 22, 2008, and September 29, 2008

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.             Change of Portfolio Manager for the Small Cap Value Fund.

The sixth paragraph under the heading Goldman Sachs Asset Management, L.P. in the sub-section Sub-Advisers of the Prospectus is hereby deleted in its entirety.

2.             Change of Portfolio Managers for the Large Cap Value Fund.

Effective January 1, 2009, the second paragraph under the heading OppenheimerFunds, Inc. in the sub-section Sub-Advisers of the Prospectus is hereby deleted in its entirety and replaced with the following:

Mitch Williams, CFA, and John Damian are primarily responsible for the day-to-day management of the Large Cap Value Fund’s investments.  Mr. Williams has been a Vice President of Oppenheimer since July 2006 and was a Senior Research Analyst of Oppenheimer since April 2002.  Mr. Damian has been a Vice President of Oppenheimer since September 2001.

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Penn Series Funds, Inc.

Supplement dated December 22, 2008 to the
Statement of Additional Information (SAI) dated May 1, 2008, as supplemented September 25, 2008

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.             Information Regarding Portfolio Managers of OppenheimerFunds, Inc.

The information regarding OppenheimerFunds, Inc. in the sub-section entitled Portfolio Managers - OppenheimerFunds, Inc. (“Oppenheimer”) in the section entitled GENERAL INFORMATION of the SAI is hereby deleted and replaced with the following:

OppenheimerFunds, Inc. (“Oppenheimer”):  Investment Sub-Adviser to the Large Cap Value Fund (the “Fund”).

Compensation.  Oppenheimer compensates the Fund’s portfolio managers.  Under Oppenheimer’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio managers and analysts’ interests with the success of the funds and accounts and their shareholders. The portfolio manager’s compensation consists of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer’s holding company parent. Senior portfolio managers may also be eligible to participate in Oppenheimer’s deferred compensation plan. To help Oppenheimer attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper — Large Cap Value Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio manager’s compensation is not based on the total value of the Fund’s portfolio assets, although the Fund’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the portfolio manager. The compensation structure of the other funds and accounts managed by the portfolio managers are the same as the compensation structure of the Fund, described above.

Fund Shares Owned by Portfolio Manager.  The portfolio managers did not beneficially own any shares of the Fund as of September 30, 2008.

Other Accounts.  In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below.  The accounts listed below are not subject to performance-based advisory fees.  The information below is provided as of September 30, 2008.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mitch Williams	0	0	0	0	0	0
John Damian	4	$2,788	0	0	0	0

Conflicts of Interests.  As of September 30, 2008, and as indicated above, the portfolio managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other funds or accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the portfolio managers have the same management fee. If the management fee structure of another fund or account is more advantageous to the portfolio manager than the fee structure of the Fund, the portfolio manager could have an incentive to favor the other fund or account. However, the sub-adviser’s compliance procedures and Code of Ethics recognize the portfolio manager’s fiduciary obligations to treat all of his clients, including the Fund, fairly and equitably, and are designed to preclude the portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the Fund’s portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

2.             Information Regarding Portfolio Managers of Goldman Sachs Asset Management, L.P.

The Other Accounts information in the sub-section entitled Portfolio Managers - Goldman Sachs Asset Management, L.P. (“GSAM”) in the section entitled GENERAL INFORMATION of the SAI is hereby deleted and replaced with the following:

Other Accounts.  In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below.  The information below is provided as of December 31, 2007.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in millions)

Eileen Rominger	Registered Investment Companies:	34	$14,300	0	$0
	Other Pooled Investment Vehicles:	3	$341.7	3	$341.7
	Other Accounts:	249	$13,000	1	$77.1
Dolores Bamford	Registered Investment Companies:	41	$16,100	0	$0
	Other Pooled Investment Vehicles:	3	$341.7	3	$341.7
	Other Accounts:	268	$14,300	2	$207.8
Chip Otness	Registered Investment Companies:	7	$1,700	0	$0
	Other Pooled Investment Vehicles:	3	$341.7	3	$341.7
	Other Accounts:	19	$1,300	1	$130.6
J. Kelly Flynn	Registered Investment Companies:	15	$10,900	0	$0
	Other Pooled Investment Vehicles:	3	$341.7	3	$341.7
	Other Accounts:	54	$4,100	1	$130.6
Scott Carroll	Registered Investment Companies:	41	$16,100	0	$0
	Other Pooled Investment Vehicles:	3	$341.7	3	$341.7

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in millions)

	Other Accounts:	268	$14,300	2	$207.8
Sally Pope Davis	Registered Investment Companies:	7	$1,700	0	$0
	Other Pooled Investment Vehicles:	3	$341.7	3	$341.7
	Other Accounts:	19	$1,300	1	$130.6
Robert Crystal	Registered Investment Companies:	7	$1,700	0	$0
	Other Pooled Investment Vehicles:	3	$341.7	3	$341.7
	Other Accounts:	19	$1,300	1	$130.6

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